Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Loss before Income Taxes
The following table presents the components of loss before income taxes (in thousands):

	Year Ended December 31,
	2021	2020	2019
U.S.	$(64,394)	$(56,758)	$(48,650)
Foreign	119	(821)	(3,532)
Total	$(64,275)	$(57,579)	$(52,182)

Schedule of Components of Provision for Benefit from Income Taxes
The following table presents the components of the (provision for) benefit from income taxes (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current tax expense:
U.S. Federal	$—	$—	$—
State	(49)	(5)	(29)
Foreign	3	(204)	(91)
Total current	(46)	(209)	(120)
Deferred tax expense:
U.S. Federal	—	—	—
State	—	—	—
Foreign	272	303	588
Total deferred tax benefit	272	303	588
Total income tax benefit	$226	$94	$468

Schedule of Reconciliation of Statutory Federal Rate to the Company's Effective Tax rate
The following table presents a reconciliation of the statutory federal rate to the Company’s effective tax rate:

	Year Ended December 31,
	2021	2020	2019
Federal income taxes at statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	4.5	1.6	1.7
Tax credits	0.1	0.2	1.6
Equity compensation	8.4	(0.9)	(1.0)
Nondeductible revaluation	(14.4)	—	—
Change in valuation allowance	(20.8)	(20.9)	(20.6)
Transaction costs	1.2	—	—
Other, net	0.4	(0.8)	(1.8)
Effective income tax rate	0.4%	0.2%	0.9%

Schedule of Deferred Tax Assets and Liabilities	The following table presents the significant components of the Company’s deferred tax assets and liabilities (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$66,151	$55,649
Tax credit carryforward	2,364	2,298
Reserves and accruals	1,166	909
Stock based compensation	1,551	1,011
Property, plant and equipment	—	214
Lease liability	6,535	—
Intangibles	651	—
Other	2,311	898
Total deferred tax assets	80,729	60,979
Less: Deferred tax assets valuation allowance	(71,565)	(57,225)
Total deferred tax assets, net of valuation allowance	9,164	3,754
Deferred tax liabilities:
Capitalized internal-use software costs	(2,356)	(2,477)
Intangibles	—	(42)
Property, plant and equipment	(340)	—
Right-of-use assets	(4,991)	—
Total deferred tax liabilities	(7,687)	(2,519)
Net deferred tax assets	$1,477	$1,235

Summary of Rollforward of Valuation Allowance
The following table presents a roll forward of the valuation allowance (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of period	$57,225	$45,180	$34,435
Increase in valuation allowance	14,340	12,045	10,745
Balance at end of period	$71,565	$57,225	$45,180

Schedule of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Beginning of period	$574	$550	$383
Current year tax position increases	17	24	167
End of period	$591	$574	$550